Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
Loans' outstanding amounts

Navios Holdings borrowings	December 31, 2016	December 31, 2015
Commerzbank A.G. ($240,000)	$19,857	$40,476
Loan Facility Credit Agricole ($40,000)	18,880	21,291
Loan Facility Credit Agricole ($23,000)	14,755	16,117
Loan Facility Credit Agricole ($23,000)	15,150	16,550
Loan Facility DVB Bank SE ($72,000)	54,540	58,939
Loan Facility DVB Bank SE ($41,000)	37,293	—
Loan Facility Credit Agricole ($22,500)	16,313	18,563
Loan Facility DVB Bank SE ($40,000)	28,000	32,000
Loan Facility Alpha Bank ($31,000)	27,400	29,200
Loan Facility Alpha Bank ($16,125)	16,125	—
Navios Acquisition Loan	51,240	—
2019 Notes	291,094	350,000
2022 Notes	650,000	650,000
Total Navios Holdings borrowings	$1,240,647	$1,233,136

Navios Logistics borrowings	December 31, 2016	December 31, 2015
2022 Logistics Senior Notes	$375,000	$375,000
Navios Logistics Notes Payable	34,447	—
Navios Logistics BBVA Loan Facility	25,000	—
Other long-term loans	321	390
Total Navios Logistics borrowings	$434,768	$375,390

Total	December 31, 2016	December 31, 2015
Total borrowings	$1,675,415	$1,608,526
Less: current portion, net	(29,827)	(16,944)
Less: deferred finance costs, net	(24,320)	(27,218)
Total long-term borrowings	$1,621,268	$1,564,364

Principal payments

Year
2017(1)	$30,790
2018	109,552
2019	324,765
2020	72,103
2021	29,021
2022 and thereafter	1,109,184
Total	$1,675,415

(1	)In February 2017, we agreed with one of our financing banks on the deferral of principal payments amounting to $3,711, originally due in 2017, to be paid in 2018.